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November 15, 2004

VIA EDGAR

The United States Securities
 and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Subject:  GE Capital Life Assurance Company of New York
          GE Capital Life Separate Account II
          SEC File No. 333-47016
          CIK No. 0001044035

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Assurance Company of New York (the "Company") and GE Capital Life Separate Account II (the "Separate Account"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 16 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective April 26, 2004.

Please contact the undersigned at (804) 289-3545 with any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel
GE Capital Life Assurance Company of New York